UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-5098
                                   ---------------------------------------------

                           Albemarle Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1272 Hendersonville Road, Asheville, North Carolina    28813
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

    John B. Kuhns, 1272 Hendersonville Road, Asheville, North Carolina 28813
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (828) 274-1542
                                                    ----------------------------
Date of fiscal year end:   8/31/03
                         -----------
Date of reporting period:   2/28/03
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================
                                     [LOGO]
                              The
                                 NORTH CAROLINA
                               TAX FREE BOND FUND

                             A NO-LOAD MUTUAL FUND

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                February 28, 2003

                                   (Unaudited)

--------------------------------------------------------------------------------

                                     [LOGO]
                                  BOYS, ARNOLD
                                & COMPANY, INC.

                               INVESTMENT ADVISOR
                            Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038

                               FUND ADMINISTRATOR
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354
                                 1.800.841.0987
================================================================================

To the Shareholders of The North Carolina Tax Free Bond Fund

We are pleased to provide our semiannual report for the six months ended February 28, 2003.

Your Fund continued to perform well in a difficult economic and geopolitical environment. The last six months remained quite volatile for all financial markets including the bond market. However, bonds benefited from continued concern over the economy and the threat of war with Iraq. These factors contributed to a preservation mentality and within the investment arena, bonds were the primary beneficiary.

For the six months ended February 28, 2003, the Fund's total return was 3.98%, which includes income and capital appreciation, and is after all expenses. The Fund's total return compares favorably to the Lehman Municipal Bond Index that increased 3.36% and the average total return for the 25 North Carolina Municipal Debt Funds which increased 3.1% as ranked by Lipper Analytical Services, Inc. for the same time period. The Fund's net asset value on February 28, 2003 was $11.45 per share and the tax free income paid for the period was $0.21 per share.

The sluggish economic recovery has challenged government and municipal budgets throughout the country and North Carolina is no exception. Although the State has not yet achieved a balanced budget for 2003, it is one of the first to raise taxes to narrow the budget gap. The bonds remain highly rated (AAA by Standard and Poor's and AA1 by Moody's). We expect progress toward a balanced budget as the State legislature continues to consider various initiatives, including a lottery.

We remain vigilant in watching the economy. At present, we expect a "muddle-through" recovery and believe that bonds are likely to provide positive returns for the remainder of the fiscal year. Of course, rising interest rates would negatively affect bond prices. Rising interest rates are a concern if the economy accelerates faster than anticipated or inflation becomes a problem.

Municipal bonds offer investors one of the few remaining tax advantaged investments and they remain attractive relative to Treasuries on a tax equivalent basis. In addition, we believe that they offer relative safety and stability during periods of stock market volatility. We encourage investors to maintain a long-term perspective toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and we welcome your comments and suggestions.

Sincerely,

John B. Kuhns                           Jon L. Vannice

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 2003
                                   (Unaudited)

ASSETS
   Investment securities, at value (amortized cost $15,380,664)    $ 16,633,760
   Interest receivable                                                  212,218
   Other assets                                                           8,198
                                                                   ------------
      TOTAL ASSETS                                                   16,854,176
                                                                   ------------

LIABILITIES
   Dividends payable                                                      7,878
   Payable for capital shares redeemed                                   86,132
   Payable to Advisor                                                       496
   Payable to Administrator                                               4,982
   Other accrued expenses and liabilities                                 8,191
                                                                   ------------
      TOTAL LIABILITIES                                                 107,679
                                                                   ------------

NET ASSETS                                                         $ 16,746,497
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital                                                    $ 15,576,359
Accumulated net realized losses from security transactions              (82,958)
Net unrealized appreciation on investments                            1,253,096
                                                                   ------------
      NET ASSETS                                                   $ 16,746,497
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                1,462,866
                                                                   ============

Net asset value, offering price and redemption price per share     $      11.45
                                                                   ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended February 28, 2003
                                   (Unaudited)

INVESTMENT INCOME
   Interest                                                        $    374,080
                                                                   ------------

EXPENSES
   Investment advisory fees                                              28,216
   Shareholder servicing fees                                            20,154
   Administration fees                                                   12,092
   Accounting services fees                                              12,000
   Professional fees                                                      7,310
   Transfer agent fees                                                    6,000
   Custodian fees                                                         5,727
   Insurance expense                                                      3,629
   Pricing costs                                                          3,124
   Trustees' fees and expenses                                            3,083
   Postage and supplies                                                   2,332
   Reports to shareholders                                                1,529
   Registration fees                                                         38
                                                                   ------------
      TOTAL EXPENSES                                                    105,234
   Investment advisory fees waived                                      (18,598)
   Shareholder servicing fees waived                                    (18,088)
                                                                   ------------
      NET EXPENSES                                                       68,548
                                                                   ------------

NET INVESTMENT INCOME                                                   305,532
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                         31,057
   Net change in unrealized appreciation/
    depreciation on investments                                         296,560
                                                                   ------------
      NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                  327,617
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    633,149
                                                                   ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                           ENDED
                                                                        FEBRUARY 28,     YEAR ENDED
                                                                            2003          AUGUST 31,
                                                                         (UNAUDITED)         2002
                                                                        ------------     ------------
FROM OPERATIONS
   Net investment income                                                $    305,532     $    616,940
   Net realized gains from security transactions                              31,057            8,211
   Net change in unrealized appreciation/depreciation on investments         296,560          168,406
                                                                        ------------     ------------
      NET INCREASE IN NET ASSETS FROM OPERATIONS                             633,149          793,557
                                                                        ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                               (305,532)        (616,940)
                                                                        ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               1,192,834        2,432,249
   Net asset value of shares issued in
    reinvestment of distributions to shareholders                            233,687          513,685
   Payment for shares redeemed                                              (750,878)      (2,584,894)
                                                                        ------------     ------------
      NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             675,643          361,040
                                                                        ------------     ------------

TOTAL INCREASE IN NET ASSETS                                               1,003,260          537,657

NET ASSETS
   Beginning of period                                                    15,743,237       15,205,580
                                                                        ------------     ------------
   End of period                                                        $ 16,746,497     $ 15,743,237
                                                                        ============     ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                               105,651          220,799
   Shares issued in reinvestment of distributions to shareholders             20,626           46,672
   Shares redeemed                                                           (66,355)        (236,331)
                                                                        ------------     ------------
   Net increase in shares outstanding                                         59,922           31,140
   Shares outstanding, beginning of period                                 1,402,944        1,371,804
                                                                        ------------     ------------
   Shares outstanding, end of period                                       1,462,866        1,402,944
                                                                        ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                               SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                               FEBRUARY 28, 2003   ------------------------------------------------------------
                                                  (UNAUDITED)        2002         2001         2000         1999         1998
                                                   --------        --------     --------     --------     --------     --------
NET ASSET VALUE AT BEGINNING OF PERIOD             $  11.22        $  11.08     $  10.59     $  10.43     $  11.11     $  10.63
                                                   --------        --------     --------     --------     --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income                               0.21            0.44         0.46         0.46         0.44         0.45
   Net realized and unrealized gains
    (losses) on investments                            0.23            0.14         0.49         0.17        (0.58)        0.48
                                                   --------        --------     --------     --------     --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                 0.44            0.58         0.95         0.63        (0.14)        0.93
                                                   --------        --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (0.21)          (0.44)       (0.46)       (0.46)       (0.44)       (0.45)
   From net realized gains
    from security transactions                           --              --           --        (0.01)       (0.10)          --
                                                   --------        --------     --------     --------     --------     --------
      TOTAL DISTRIBUTIONS                             (0.21)          (0.44)       (0.46)       (0.47)       (0.54)       (0.45)
                                                   --------        --------     --------     --------     --------     --------

NET ASSET VALUE AT END OF PERIOD                   $  11.45        $  11.22     $  11.08     $  10.59     $  10.43     $  11.11
                                                   ========        ========     ========     ========     ========     ========

TOTAL RETURN                                           3.98%(A)        5.37%        9.12%        6.30%       (1.36%)       8.92%
                                                   ========        ========     ========     ========     ========     ========

NET ASSETS AT END OF PERIOD (000'S)                $ 16,746        $ 15,743     $ 15,206     $ 13,968     $ 13,908     $ 12,436
                                                   ========        ========     ========     ========     ========     ========

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense reimbursements and waived fees       1.30%(B)        1.34%        1.32%        1.36%        1.41%        1.42%
   After expense reimbursements and waived fees        0.85%(B)        0.85%        0.85%        0.85%        0.85%        0.83%

RATIO OF NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS                                    3.79%(B)        4.02%        4.22%        4.50%        4.08%        4.15%

PORTFOLIO TURNOVER RATE                                   7%(B)           8%           1%          19%           5%          36%

(A)  Not annualized.
(B)  Annualized.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2003
                                   (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 97.6%
Appalachian State University, North Carolina          $  150,000      5.90%      05/15/08    $    161,682
     Utility System Revenue

Asheville, North Carolina                                150,000      5.50%      08/01/11         169,185
     Water System Revenue

Buncombe County, North Carolina                          500,000      5.00%      02/01/12         537,930
     Certificate of Participation

Buncombe County, North Carolina                          100,000      5.30%      03/01/08         112,206
     Solid Waste System Special Obligation Revenue

Buncombe County, North Carolina                          200,000      5.60%      03/01/11         223,766
     Solid Watse System Special Obligation Revenue

Cabarrus County, North Carolina                          250,000      5.40%      02/01/17         273,395
     General Obligation

Charlotte - Mecklenberg Hospital Authority               170,000      6.00%      01/15/09         190,419
      North Carolina Health Care System Revenue

Charlotte, North Carolina                                250,000      5.25%      02/01/14         276,000
     General Obligation

Charlotte, North Carolina                                125,000      5.25%      02/01/15         137,760
    General Obligation

Charlotte, North Carolina                                125,000      6.10%      12/01/15         138,178
     Law Enforcement Facilities Project Series A
     Certificate of Participation

Charlotte, North Carolina                                400,000      5.30%      04/01/08         437,432
     Public Improvements

Charlotte, North Carolina                                500,000      6.00%      06/01/20         598,399
     Storm Water Revenue

Charlotte, North Carolina                                300,000      5.25%      02/01/18         306,705
     Water & Sewer General Obligation

Charlotte, North Carolina                                400,000      5.60%      05/01/20         457,204
     Water & Sewer General Obligation

Currituck County, North Carolina                         300,000      5.40%      04/01/14         328,395
     General Obligation


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2003
                                   (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - CONTINUED
Duke University Hospital                              $  500,000      5.25%      06/01/17    $    512,430
     Community Hospital Revenue

Durham, North Carolina                                   200,000      5.80%      02/01/12         219,172
     General Obligation Revenue

Fayetteville, North Carolina                             500,000      5.10%      03/01/15         564,035
     Public Works Revenue

Gaston, North Carolina                                   600,000      5.50%      02/15/15         639,569
     Memorial Hospital Project Revenue

Gastonia, North Carolina                                 100,000      5.70%      08/01/15         111,305
     Police Station Project Certificate of Participation

Gastonia, North Carolina                                 200,000      5.50%      05/01/13         226,818
     Street Improvements General Obligation

Gastonia, North Carolina                                 400,000      5.50%      05/01/16         450,396
     Street Improvements General Obligation

Greensboro, North Carolina                               500,000      5.00%      03/01/12         539,095
     General Obligation Unlimited

High Point, North Carolina                               100,000      5.60%      03/01/14         109,801
     General Obligation

Lincolnton, North Carolina                               200,000      5.38%      05/01/16         222,888
     Enterprise System Revenue

Mecklenburg County, North Carolina                       200,000      5.50%      04/01/11         213,610
     Public Improvement General Obligation

Morganton, North Carolina                                500,000      5.70%      06/01/13         555,780
     Water & Sewer General Obligation Revenue

North Carolina Central University                        200,000      5.80%      11/01/17         228,080
     Housing System Revenue

North Carolina Housing Finance Agency                    500,000      5.10%      07/01/17         522,025
     Home Ownership Series 2-B Revenue

North Carolina Housing Finance Agency                    390,000      5.45%      11/01/11         422,741
     Home Ownership Series 6-B Revenue

North Carolina Housing Finance Agency                     95,000      5.80%      07/01/13          99,489
     Multifamily Series A Revenue


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2003
                                   (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - CONTINUED
North Carolina Municipal Power Agency                 $  250,000      5.13%      01/01/10    $    276,833
     Number 1 - Catawba Electric Reserve

North Carolina Municipal Power Agency                    100,000      6.00%      01/01/09         116,544
     Number 1 - Catawba Electric Revenue

North Carolina Municipal Power Agency                    100,000      5.75%      01/01/15         100,455
     Number 1 - Catawba Electric Revenue

North Carolina Municipal Power Agency                    300,000      5.00%      01/01/15         305,634
     Number 1 - Catawba Electric Revenue

North Carolina State                                     400,000      5.20%      06/01/14         443,036
     Clean Water Series A General Obligation

North Carolina State                                     100,000      5.80%      06/01/16         107,881
     Clean Water Series A General Obligation

North Carolina State                                     150,000      5.20%      03/01/11         167,112
     General Obligation Series A

North Carolina State                                     250,000      5.20%      03/01/13         285,388
     General Obligation Series A

North Carolina State University                          500,000      5.13%      12/15/16         542,870
     Centennial Campus Series B Revenue

Piedmont Triad Airport Authority                         500,000      5.63%      07/01/14         566,080
     North Carolina Series A Revenue

Piedmont Triad Airport Authority                         200,000      5.88%      07/01/19         225,962
     North Carolina Series A Revenue

Pitt County, North Carolina                              500,000      5.25%      12/01/12         536,665
     Memorial Hospital Revenue

Pitt County, North Carolina                              100,000      5.50%      12/01/15         112,481
     Memorial Hospital Revenue

Raleigh, North Carolina                                  500,000      5.25%      06/01/13         555,480
     General Obligation

Union County, North Carolina                             350,000      5.20%      03/01/10         391,160
     General Obligation Series B


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2003
                                   (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - CONTINUED
University of North Carolina                          $  500,000      5.40%      05/15/16    $    577,329
     General Obligation Revenue

University of North Carolina                             200,000      5.00%      04/01/11         222,690
     System Pool Revenue Series B

Wake Forest University                                   250,000      5.00%      11/01/17         263,458
     Finance Agency Revenue

Wilmington, North Carolina                               400,000      5.40%      06/01/13         449,376
     Water & Sewer System Revenue

Winston-Salem, North Carolina                            100,000      5.50%      06/01/12         109,999
     General Obligation                                                                      ------------


TOTAL MUNICIPAL OBLIGATIONS - 97.6%                                                          $ 16,342,323


CASH EQUIVALENTS -- 1.7%
Federated North Carolina Municipal Money Market Portfolio                                    $    291,437
                                                                                             ------------

TOTAL VALUE OF INVESTMENT SECURITIES-- 99.3%  (AMORTIZED COST $15,380,664)                   $ 16,633,760


OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                                                     112,737
                                                                                             ------------

NET ASSETS -- 100.0%                                                                         $ 16,746,497
                                                                                             ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2003
                                   (Unaudited)

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a no-load, non-diversified series of Albemarle Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 and organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objectives of the Fund are to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital and to protect the value of the portfolio against the effects of inflation. The Fund invests primarily in municipal bonds, the interest on which is exempt from federal income taxes and from the personal income taxes of North Carolina and not subject to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and legislative developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2003
                                   (Unaudited)

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended August 31, 2002 and 2001 was as follows:

                                    2002             2001
                                    ----             ----
From tax-exempt income            $616,940         $610,706

The following information is computed on a tax basis for each item as of August 31, 2002:

Gross unrealized appreciation          $  959,221
Gross unrealized depreciation              (2,685)
                                       ----------
Net unrealized appreciation            $  956,536
Capital loss carryforwards               (114,015)
                                       ----------
    Accumulated earnings               $  842,521
                                       ----------

As of February 28, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $7,410 and $106,605, which will expire on August 31, 2008 and 2009, respectively. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,783,200 and $540,000, respectively, for the six months ended February 28, 2003.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2003
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the six months ended February 28, 2003, the Advisor waived $18,598 of its investment advisory fees.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING PLAN
Under the terms of a Shareholder Servicing Plan (the Plan), the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by IFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2003, the Fund incurred $20,154 and the Advisor subsequently reimbursed $18,088 of shareholder servicing fees under the Plan.

ITEM 2.   CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3.   AUDIT  COMMITTEE   FINANCIAL  EXPERT.  Not  applicable  to  Semiannual
          Reports.

ITEMS 4-8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES. Not applicable to Semiannual Reports for the period ended February 28, 2003.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Albemarle Investment Trust
             -------------------------------------------------------------------
By (Signature and Title)

* /s/ John B. Kuhns
-------------------
John B. Kuhns
President

Date: May 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ John B. Kuhns
-------------------
John B. Kuhns
President

Date:  May 9, 2003

By (Signature and Title)


* /s/ Jon L. Vannice
--------------------
Jon L. Vannice
Vice President and Chief Financial Officer

Date:  May 9, 2003

* Print the name and title of each signing officer under his or her signature.